UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

loanDepot.com, LLC1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2019 to September 30, 2019

Date of Report (Date of earliest event reported):  November 8, 2019
Commission File Number of securitizer:
Central Index Key Number of securitizer: 0001596242

Peter Macdonald (949) 470-6237
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

[1]
loanDepot.com, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period. loanDepot.com, LLC is also a securitizer of asset-backed securities guaranteed by Ginnie Mae (“GNMA MBS”). loanDepot.com, LLC has no repurchase activity to report for the quarterly reporting period except for the specific GNMA MBS issuances described in Item 1.02 of this Form ABS-15G.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

N/A

Item 1.02	Periodic Filing of Rule 15Ga-1 Representation and Warranties Disclosure

As a securitizer of GNMA MBS, loanDepot.com, LLC provides the tabular disclosures below with respect to the specific GNMA MBS issuances (identified by Pool #) for which there was reportable repurchase activity during the reporting period covered by this Form ABS-15G.

Name of Issuing	Check if Registered	Name of Originator	Total Assets in ABS by Originator (1)	Assets That Were Subject of Demand (2)(3)	Assets That Were Repurchased or Replaced (2)	Assets Pending Repurchase or Replacement (within cure period) (2)(4)	Demand in Dispute (2)	Demand Withdrawn (2)	Demand Rejected (2)
Entity			# $ (%)	# $ (%)	# $ (%)	# $ (%)	# $ (%)	# $ (%)	# $ (%)

(a)	(b)	(c)	(d) (e) (f)	(g) (h) (i)	(j) (k) (l)	(m) (n) (o)	(p) (q) (r)	(s) (t) (u)	(v) (w) (x)
GNMA-II Pool # BK0845		loanDepot.com, LLC	59/ $9,680,250 / 100%			1 / $169,412 / 1.75%
GNMA-II Pool # BK0851		loanDepot.com, LLC	19 / $5,232,871 / 100%			1 / $345,000 / 6.593%
GNMA-II Pool # BL6370		loanDepot.com, LLC	143 / $49,409,232 / 100%			3 / $978,480 / 1.98%
GNMA-II Pool # BL6432		loanDepot.com, LLC	127 / $10,147,721 / 100%			1 / $63,000 / 0.621%
GNMA-II Pool # BL6437		loanDepot.com, LLC	150 / $49,653,370 / 100%			2 / $692,149 / 1.394%
GNMA-II Pool # BL6438		loanDepot.com, LLC	57 / $21,209,867 / 100%			1 / $300,000 / 1.414%
GNMA-II Pool # BL6439		loanDepot.com, LLC	146 / $19,195,207 / 100%			2 / $287,100 / 1.496%
GNMA-II Pool # BL6447		loanDepot.com, LLC	174 / $49,053,988 / 100%			1 / $270,000 / 0.55%
GNMA-II Pool # BC9203		loanDepot.com, LLC	117 / $29,395,398 / 100%	1 / $92,796 / 0.316%		1 / $92,796 / 0.316%
GNMA-II Pool # BG2686		loanDepot.com, LLC	62 / $17,477,600 / 100%	1 / $89,228 / 0.511%		1 / $89,228 / 0.511%
GNMA-II Pool # BC9101		loanDepot.com, LLC	22 / $5,616,479 / 100%	1 / $274,928 / 4.895%		1 / $274,928 / 4.895%
GNMA-II Pool # BE8276		loanDepot.com, LLC	46 / $11,627,480 / 100%	1 / $151,600 / 1.304%					1 / $151,600 / 1.304%
Total:			1,122 / $277,699,463 / 100%	4 / $608,552 / 0.219%	0 / $0 / 0%	15 / $3,562,093 / 1.339%	0 / $0 / 0%	0 / $0 / 0%	1 / $151,600 / 1.304%

1)	The information reported in columns (d) through (f) is by principal balance of pool assets at the time of the respective securitization.

2)
The information reported in columns (g) through (x) is for the reporting period and the respective percentages are determined using principal balance of pool assets as of the reporting period end date.

3)
All four (4) of the assets identified in columns (g) through (i) were identified by the Originator for repurchase during the reporting period. Neither GNMA nor any third party submitted a repurchase demand to the Originator for any of these four (4) assets.

4)
Three (3) of the assets identified in columns (m) through (o) were identified by the Originator for repurchase during the reporting period and twelve (12) of the assets identified in columns (m) through (o) were identified by the Originator for repurchase during the reporting period ended June 30, 2019.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 8, 2019	LOANDEPOT.COM, LLC.
(Securitizer)

	By:	/s/ Jeff DerGurahian
		Name:	Jeff DerGurahian
		Title:	Chief Capital Markets Officer